Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [line items]
Inventories	₩ 1,054,671	₩ 988,351
Merchandise [member]
Disclosure of inventories [line items]
Inventories	906,089	878,912
Others [member]
Disclosure of inventories [line items]
Inventories	148,582	109,439
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	1,154,712	1,090,566
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	1,005,606	981,127
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	149,106	109,439
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(100,041)	(102,215)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	(99,517)	₩ (102,215)
Valuation allowance [member] | Others [member]
Disclosure of inventories [line items]
Inventories	₩ (524)